Contract liabilities and other advances - Components (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	£ 21,986	£ 27,006
More than one year	60,578	65,466
Revenue generating collaborations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	20,215	25,036
More than one year	60,578	65,466
Contract liabilities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	20,215	25,036
More than one year	60,578	65,466
Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	1,771	1,970
More than one year	0	0
Other advances
Disclosure of disaggregation of revenue from contracts with customers [line items]
Within one year	1,771	1,970
More than one year	£ 0	£ 0